Cash and due from banks and inter-bank funds - Summary of legal reserve (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Line Items]
Legal reserve	S/ 6,599,352	S/ 8,775,003
Non-mandatory reserve	865,199	1,008,703
Cash balances not subject to legal reserve	56	71
Total	7,464,607	9,783,777
Deposits in the BCRP [member]
Cash and cash equivalents [Line Items]
Legal reserve	4,593,592	6,055,726
Cash in vaults {member]
Cash and cash equivalents [Line Items]
Legal reserve	2,005,760	2,719,277
Overnight deposits in BCRP [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	622,170	762,800
Cash and clearing [member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	243,029	145,903
Term deposits in BCRP [Member]
Cash and cash equivalents [Line Items]
Non-mandatory reserve	S/ 0	S/ 100,000